Finance Receivables and Operating Leases (Components of Finance Receivables) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Leases Disclosure [Line Items]
Total minimum lease payments receivable	¥ 306,766	¥ 318,066
Unguaranteed residual values	14,776	14,271
Executory costs	(34)	(888)
Unearned income	(30,288)	(31,920)
Financing Receivable, Gross, Total	291,220	299,529
Less allowance for credit losses	(2,325)	(2,878)	¥ (6,276)
Capital Leases, Net Investment in Direct Financing and Sales Type Leases, Total	288,895	296,651
Less current portion	(105,308)	(109,220)
Capital Leases, Lessor Balance Sheet, Net Investment in Direct Financing and Sales Type Leases, Noncurrent, Total	183,587	187,431
Capital Leases, Net Investment in Direct Financing and Sales Type Leases	¥ 288,895	¥ 296,651